Legal And Regulatory Matters (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2013 item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Number of shareholder derivative lawsuits filed | item	2
U.S. v. VITAS [Member]
Loss Contingencies [Line Items]
Net costs incurred | $		$ 5.0	$ 2.1	$ 2.1